Income (Loss) Per Common Share (Computations Of Basic And Diluted Income (Loss) Per Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	May 04, 2013	Feb. 02, 2013		Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Numerator:
Net (loss) income	$ 1,570	$ 19,206	[1]	$ 729	$ 1,247	$ (1,157)	$ 12,427	$ 440	$ 2,212	$ 999	$ 20,025	$ 16,078	$ 7,023
Dividend paid to preferred shareholders											(62,504)	0	0
Dividend paid to unvested restricted shareholders											(2,899)	0	0
Series A 8% Convertible Preferred Stock cumulative dividends	0					(4,168)					0	(15,913)	(4,507)
Accretion of Redeemable Convertible Preferred Stock											0	0	(3,329)
Net income attributable to participating securities	(31)					0					0	(109)	0
Net (loss) income attributable to common shareholders	$ 1,539					$ (5,325)					$ (45,378)	$ 56	$ (813)
Denominator:
Weighted-average common shares outstanding - basic (shares)	52,943,243					16,420,716					35,444,200	15,903,599	9,672,195
Dilutive impact of options and warrants (shares)	456,535										0	509	0
Weighted-average common share outstanding - diluted (shares)	53,399,778					16,420,716					35,444,200	15,904,108	9,672,195
Per common share:
Basic (loss) income per common share	$ 0.03	$ 0.36	[1]	$ 0.01	$ (3.41)	$ (0.32)	$ 0.17	$ (0.22)	$ (0.10)	$ (0.18)	$ (1.28)	$ 0.00	$ (0.08)
Diluted (loss) income per common share	$ 0.03	$ 0.35	[1]	$ 0.01	$ (3.41)	$ (0.32)	$ 0.17	$ (0.22)	$ (0.10)	$ (0.18)	$ (1.28)	$ 0.00	$ (0.08)

[1]	The Company operates on a fiscal calendar widely used by the retail industry that results in a given fiscal year consisting of a 52- or 53-week period ending on the Saturday closest to January 31 of the following year. Fiscal 2012 consists of a 53-week fiscal year and the fourth quarter of fiscal 2012 included an extra week, representing the 53rd week.